RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS
NOTE 16:       RESTRUCTURING COSTS

In 2015 and 2016, we incurred restructuring charges of $1.1 and $0.7 million, respectively, in connection with the restructuring plan of one of our consumer app development project, mainly to reduce workforce, close certain facilities, as well as other cost saving measures. In 2017 there were no restructuring charges.